Document And Entity Information	Dec. 31, 2023
Document Information [Line Items]
Entity, Registrant Name	Greystone Logistics, Inc.
Document, Type	8-K
Document, Period End Date	Dec. 31, 2023
Entity, Incorporation, State or Country Code	OK
Entity, File Number	000-26331
Entity, Tax Identification Number	75-2954680
Entity, Address, Address Line One	1613 E. 15th
Entity, Address, City or Town	Tulsa
Entity, Address, State or Province	OK
Entity, Address, Postal Zip Code	74120
City Area Code	918
Local Phone Number	583-7441
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001088413